Payroll and Related Benefits - Summary of Payroll and Related Benefits (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) Employees
Disclosure of employee benefits [Line Items]
Share-based payment expense	$ (359)	$ (228)	$ (225)
Employee benefits expense	$ (196)	$ (194)	$ (211)
Number of full time equivalents (FTE) at year-end | Employees	182,915	206,633	152,321
Payroll and related benefits [member]
Disclosure of employee benefits [Line Items]
Wages and salaries	$ (4,884)	$ (4,404)	$ (3,706)
Social security contributions	(699)	(647)	(633)
Other personnel cost	(762)	(580)	(648)
Pension expense for defined benefit plans	(196)	(194)	(212)
Share-based payment expense	(359)	(228)	(225)
Contributions to defined contribution plans	(118)	(77)	(90)
Employee benefits expense	$ (7,018)	$ (6,130)	$ (5,514)